Procure Disaster Recovery Strategy ETF
Schedule of Investments
July 31, 2023 (Unaudited)
	Shares	Value
COMMON STOCKS - 99.4%
Australia - 2.0%
Multiline Retail - 2.0%
Wesfarmers, Ltd.	3,080	$103,046

Canada - 6.2%
Construction & Engineering - 4.3%
SNC-Lavalin Group, Inc. (a)	3,899	113,482
Stantec, Inc. (a)	1,582	107,329
Total Construction & Engineering		220,811
IT Services - 1.9%
CGI, Inc. (a)	952	96,918
Total Canada		317,729

Finland - 1.6%
Machinery - 1.6%
Valmet Oyj	3,143	83,549

Germany - 2.1%
Specialty Retail - 2.1%
Hornbach Holding AG & Co. KGaA	1,323	107,285

Hong Kong - 1.9%
Commercial Services & Supplies - 1.9%
China Everbright Environment Group, Ltd.	240,000	95,400

Ireland - 2.1%
Electrical Equipment - 2.1%
Eaton Corp PLC - ADR	525	107,793

Japan - 5.5%
IT Services - 3.6%
Fujitsu, Ltd.	720	93,167
NEC Corp.	1,835	92,770
Total IT Services		185,937
Specialty Retail - 1.9%
Nitori Holdings Co., Ltd.	780	95,826
Total Japan		281,763

Luxembourg - 1.5%
Chemicals - 1.5%
Perimeter Solutions SA - ADR (a)	14,350	79,786

Netherlands - 8.2%
Construction & Engineering - 4.3%
Ferrovial SE	3,150	104,677
Fugro NV (a)	6,398	114,278
Total Construction & Engineering		218,955
Machinery - 2.0%
CNH Industrial NV - ADR	7,084	101,726
Professional Services - 1.9%
Arcadis NV	2,289	100,697
Total Netherlands		421,378

Sweden - 3.5%
Building Products - 1.9%
Assa Abloy AB - Class B	4,137	99,611
Electronic Equipment, Instruments & Components - 1.6%
Hexagon AB - Class B	8,309	80,619
Total Sweden		180,230

Switzerland - 2.3%
Machinery - 2.3%
Sulzer AG	1,197	118,064

United Kingdom - 8.3%
Aerospace & Defense - 2.3%
Babcock International Group PLC (a)	24,654	118,764
Construction & Engineering - 1.9%
Balfour Beatty PLC	21,308	95,791
Energy Equipment & Services - 2.1%
John Wood Group PLC (a)	57,526	109,396
Specialty Retail - 2.0%
Kingfisher PLC	32,536	102,856
Total United Kingdom		426,807

United States - 54.2%
Chemicals - 2.0%
Ecolab, Inc.	560	102,558
Commercial Services & Supplies - 6.2%
Clean Harbors, Inc. (a)	623	103,580
MSA Safety, Inc.	665	110,390
Tetra Tech, Inc.	623	105,418
Total Commercial Services & Supplies		319,388
Construction & Engineering - 8.4%
AECOM	1,183	102,921
Fluor Corp. (a)	3,290	101,924
Great Lakes Dredge & Dock Corp. (a)	13,615	114,366
Sterling Infrastructure, Inc. (a)	1,848	110,862
Total Construction & Engineering		430,073
Electrical Equipment - 4.5%
EnerSys	938	101,604
Generac Holdings, Inc. (a)	840	129,108
Total Electrical Equipment		230,712
Health Care Equipment & Supplies - 1.7%
Outset Medical, Inc. (a)	4,249	87,444
Machinery - 10.3%
Allison Transmission Holdings, Inc.	1,841	108,048
Cummins, Inc.	427	111,362
Oshkosh Corp.	1,162	106,986
REV Group, Inc.	7,658	99,018
Xylem, Inc.	903	101,813
Total Machinery		527,227
Professional Services - 7.9%
ICF International, Inc.	798	93,837
NV5 Global, Inc. (a)	987	108,126
Verisk Analytics, Inc.	441	100,962
Willdan Group, Inc. (a)	5,187	104,674
Total Professional Services		407,599
Semiconductors & Semiconductor Equipment - 2.3%
NVIDIA Corp.	252	117,757
Software - 2.2%
VMware, Inc. - Class A (a)	735	115,858
Specialty Retail - 6.5%
Floor & Decor Holdings, Inc. - Class A (a)	1,015	116,573
Home Depot, Inc.	322	107,496
Lowe's Cos., Inc.	469	109,873
Total Specialty Retail		333,942
Trading Companies & Distributors - 2.2%
SiteOne Landscape Supply, Inc. (a)	658	111,860
Total United States		2,784,418
TOTAL COMMON STOCKS (Cost $4,750,096)		5,107,248

SHORT-TERM INVESTMENTS - 0.6%
Money Market Funds - 0.6%
First American Government Obligations Fund - Class X, 5.14% (b)	30,847	30,847
U.S. Bank Money Market Deposit Account, 4.21% (b)	64	64
TOTAL SHORT-TERM INVESTMENTS (Cost $30,911)		30,911

Total Investments (Cost $4,781,007) - 100.0%		5,138,159
Liabilities in Excess of Other Assets - 0.0%		(2,155)
TOTAL NET ASSETS - 100.0%		$5,136,004

Percentages are stated as a percent of net assets.

ADR - American Depository Receipt

(a)	Non-income producing security.
(b)	Rate reflects annualized seven-day yield on July 31, 2023.